PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks
Application Software 0.6%
Bill.com Holdings, Inc.*	4,744	$767,959
Asset Management & Custody Banks 11.9%
Ares Management Corp. (Class A Stock)	23,838	1,767,349
AssetMark Financial Holdings, Inc.*	38,058	736,042
Blackstone, Inc.	44,489	4,179,297
Bridge Investment Group Holdings, Inc. (Class A Stock)	48,150	785,327
Brightsphere Investment Group, Inc.	60,960	1,041,806
Focus Financial Partners, Inc. (Class A Stock)*	12,169	476,416
KKR & Co., Inc.	146,299	7,396,877
		16,383,114
Consumer Finance 2.3%
SLM Corp.	211,188	3,226,953
Data Processing & Outsourced Services 16.4%
Adyen NV (Netherlands), 144A*	4,497	6,939,523
FleetCor Technologies, Inc.*	20,404	4,336,462
Mastercard, Inc. (Class A Stock)	18,773	6,089,398
Visa, Inc. (Class A Stock)	26,583	5,282,308
		22,647,691
Diversified Banks 16.5%
Bank of America Corp.	213,272	7,168,072
Citigroup, Inc.	108,849	5,312,920
JPMorgan Chase & Co.	90,344	10,274,823
		22,755,815
Financial Exchanges & Data 6.1%
Moody’s Corp.	18,469	5,254,800
S&P Global, Inc.	8,875	3,125,597
		8,380,397
Insurance Brokers 5.5%
Marsh & McLennan Cos., Inc.	24,974	4,030,055
Ryan Specialty Holdings, Inc. (Class A Stock)*	84,231	3,568,025
		7,598,080

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Investment Banking & Brokerage 7.9%
Goldman Sachs Group, Inc. (The)	28,188	$9,377,302
Houlihan Lokey, Inc.	19,779	1,552,651
		10,929,953
Life & Health Insurance 4.3%
MetLife, Inc.	92,305	5,937,981
Mortgage REITs 1.3%
Starwood Property Trust, Inc.	81,152	1,860,815
Other Diversified Financial Services 1.1%
Apollo Global Management, Inc.	28,713	1,595,869
Property & Casualty Insurance 8.5%
Axis Capital Holdings Ltd.	54,536	2,898,589
Chubb Ltd.	46,807	8,848,863
		11,747,452
Regional Banks 12.4%
BankUnited, Inc.	41,149	1,524,571
Eastern Bankshares, Inc.	67,793	1,315,184
Enterprise Financial Services Corp.	33,231	1,519,321
Pinnacle Financial Partners, Inc.	21,979	1,773,925
PNC Financial Services Group, Inc. (The)	36,100	5,703,800
Truist Financial Corp.	111,555	5,225,236
		17,062,037
Reinsurance 3.8%
RenaissanceRe Holdings Ltd. (Bermuda)	38,479	5,204,670
Thrifts & Mortgage Finance 1.2%
WSFS Financial Corp.	33,547	1,621,997

Total Long-Term Investments (cost $106,312,794)		137,720,783

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $645)	645	$645

TOTAL INVESTMENTS 99.8% (cost $106,313,439)		137,721,428
Other assets in excess of liabilities 0.2%		333,387

Net Assets 100.0%		$138,054,815

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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